Commitments and Contingencies	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
24.	COMMITMENTS AND CONTINGENCIES

Purchase commitments

The Company has commitments to purchase property and equipment of $217 and $12,318, committed licensing fee payable for the licensing of game titles of $11,000 and $9,400 and commitment to invest in certain companies of $600 and $400 as of December 31, 2016 and 2017, respectively.

Minimum guarantee commitments

The Company has commitments to pay minimum guarantee of royalty fee to game developers for certain online games it licensed from those game developers. As of December 31, 2016 and 2017, the minimum guarantee commitment amounted to $82,810 and $77,044, respectively, for its launched games and licensed but yet launched games.

Operating lease commitments

The Company has entered into commercial leases for the use of offices, apartments and equipment as lessee. The tenure of these leases ranges from one to six years. These leases have varying terms, escalation clauses and renewal rights. For the years ended December 31, 2016 and 2017, total rental expenses for all operating leases amounted to $12,366 and $23,028, respectively.

Future minimum lease payments payable under operating leases as at December 31 are as follows:-

	2016	2017
	$	$
No later than 1 year	12,549	30,384
Later than 1 year but no later than 5 years	25,614	86,726
More than 5 years	—	11,155

	38,163	128,265